Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash	$ 298,859	$ 238,188
Accounts receivable, net	31,858	0
Prepaid expenses	1,324	645
Total Current Assets	332,041	238,833
Property and Equipment, net	51,618	66,104
Total Assets	383,659	304,937
Current Liabilities
Accounts payable and accrued expenses	513,562	469,833
Note payable - related party	50,000	0
Royalty agreement payable - related party	65,292	65,292
Accounts payable and accrued expenses - related party	2,115,618	1,666,748
Total Current Liabilities	2,744,472	2,201,873
Commitments and Contingencies
Stockholders' Deficit
Preferred stock Series A, no par value; 2 and 2 shares issued and outstanding, respectively	5,217,800	5,217,800
Common stock Class A, no par value; unlimited shares authorized, 773,627,964 and 708,068,385 shares issued and outstanding, respectively	12,958,757	10,801,942
Common stock Class B, no par value; unlimited shares authorized, no shares issued and outstanding	0	0
Common Stock Issuable, 5,778,633 and 1,122,311 shares, respectively	279,754	22,000
Additional paid-in capital	2,568,855	2,373,458
Accumulated Deficit	(23,385,979)	(20,312,136)
Total Stockholders' Deficit	(2,360,813)	(1,896,936)
Total Liabilities and Stockholders' Deficit	$ 383,659	$ 304,937